Commitments and Contingent Liabilities (Details) - Schedule of future minimum lease payments under non-cancelable operating leases $ in Thousands	Jun. 30, 2022 USD ($)
Schedule of future minimum lease payments under non-cancelable operating leases [Abstract]
2022	$ 854
2023	1,273
2024	515
2025	456
2026 and thereafter	665
Total	$ 3,763